Variable Interest Entities and Securitizations - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2016	Mar. 31, 2016
Variable Interest Entity [Line Items]
Total assets	¥ 204,255,642	¥ 200,456,304		¥ 193,810,151
Noncontrolling interests	635,279	510,700
Total liabilities	194,751,942	191,684,247
Long-term debt	12,955,230	14,529,414
Debt Instrument [Member]
Variable Interest Entity [Line Items]
Long-term debt	950,000	970,000
Consolidated certain investment funds | Restatement Adjustment
Variable Interest Entity [Line Items]
Total assets			¥ 16,000
Noncontrolling interests			16,000
Deconsolidated certain investment funds | Restatement Adjustment
Variable Interest Entity [Line Items]
Total assets			(54,000)
Noncontrolling interests			(27,000)
Total liabilities			¥ (27,000)
Assets associated with securitization transactions
Variable Interest Entity [Line Items]
Transferred assets continue to be carried on the consolidated balance sheets	208,000	244,000
Assets associated with loan participation transactions
Variable Interest Entity [Line Items]
Transferred assets continue to be carried on the consolidated balance sheets	¥ 89,000	¥ 91,000